--------------------------------------------------------------------------------
                    How Flexible Is Your Money Market Fund?
--------------------------------------------------------------------------------

[photo]                            The Flex-funds Money Market Fund....
                                                 Flexibility and great returns!

                                                5.03%

                                        7-day compound yield
                                           as of 11.20.06

No limits on deposits or withdrawals       NO HIDDEN FEES!     $2500 minimum investment

              24/7 On-line account access         Free checks ($100 minimum check size)
----------------------------------------------------------------------------------------

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance data for The Money Market Fund indicates average annual total return for the period indicated and assumes reinvestment of all dividend and capital gain distributions. The current performance may be lower or higher than the performance data quoted. Management fees were waived and/or expenses were reimbursed in order to reduce the operating expenses of The Money Market Fund during the period shown above. An investment in The Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Investors are advised to consider the investment objectives, risks, charges and expenses of the The Flex-funds Money Market Fund carefully before investing. The Flex-funds prospectus also contains the most recent performance data about the Fund, including total return quotations. The prospectus should be read carefully before investing. Contact your financial advisor for more information and a prospectus on The Flex-funds Money Market Fund or visit www.flexfunds.com.

--------------------------------
The Flex-funds Money Market Fund
--------------------------------

                5.03%                           Flexibility and a Proven Record

7-day compound yield as of 11.20.06             The Money Market Fund for you.

     Please see other side for
         fund disclosures.


For more information, please contact:

           Michael Lydon
           The Flex-funds
   Meeder Asset Management, Inc.
        Phone: 866.633.3371
      MikeL@meederfinancial.com